Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 18, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Dividends paid in cash	$ 5,400	$ 5,411	$ 0	$ 0
Dividends paid in cash (in USD per share)	$ 0.10